Shareholder Fees (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage CoreBuilder Shares - Series M), Series M)	0 Months Ended
May 01, 2013
(Wells Fargo Advantage CoreBuilder Shares - Series M) | Series M
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none